Fair Value Measurements - Schedule by Balance Sheet Grouping (Details) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Level 1 [member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	[1]	$ 2,516	$ 1,560
Level 2 [member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents		782	287
Restricted cash equivalents		11	18
Interest rate swaps		12	15
Level 3 [member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	[1]	4,006	4,222
Carrying value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents		782	287
Restricted cash equivalents		11	18
Long-term debt	[1]	6,369	5,647
Interest rate swaps		$ 12	$ 15

[1]	The carrying value includes unamortized deferred financing costs and discount. The carrying values and fair values exclude capital lease obligations and other debt.